LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Summary Of Long-term prepayments, deposits and other assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Long term prepayments deposits and other assets [Abstract]
Other long-term assets	$ 108,494	$ 106,268
Less: accumulated amortization	(89,017)	(80,170)
Other long-term assets, net	19,477	26,098
Long-term prepayments	23,644	48,469
Advance payments and deposits for acquisition of property and equipment	21,651	30,928
Other deposits and other	4,463	11,620
Deferred financing costs, net	389	440
Long-term prepayments, deposits and other assets	$ 69,624	$ 117,555